Deferred Income	9 Months Ended
Sep. 30, 2026
Deferred Income
Deferred Income

11. Deferred Income

The following table summarizes details of deferred income at September 30, 2026 and December 31, 2025. The nature of the deferred income is described in Note 13 and 14.

	September 30,	December 31,
	2026	2025
	€1,000	€1,000
Payments from Eli Lilly and Company	13,578	17,552
Payments from Rett Syndrome Research Trust	—	—
Current portion	13,578	17,552

Payments from Eli Lilly and Company	9,422	21,394
Non-current portion	9,422	21,394

Total	23,000	38,946